STRATEGIC INVESTMENTS AND BUSINESS COMBINATIONS (Details Narrative)							1 Months Ended		3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 10, 2022 USD ($) shares	May 01, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Aug. 17, 2020 USD ($)	Jun. 30, 2021 USD ($) shares	May 31, 2021 shares	Mar. 31, 2022 USD ($)	Apr. 30, 2021 USD ($)	Aug. 17, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 02, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 30, 2019 USD ($)
Business Acquisition [Line Items]
Shares issued during acquisition, value									$ 4,763,451				$ 1,000,000
Earn-out liability			$ 2,931,418						4,220,949			$ 3,813,878	2,931,418		$ 2,850,050
Goodwill			8,761,725						$ 29,249,285			10,050,277	8,761,725		8,045,263	$ 8,548,608
Shares issued upon termination of employee													166,667
Measurement Input Royalty Rate [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Business combination, measurement input									0.5
Measurement Input, Discount Rate [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Business combination, measurement input									11.0
Measurement Input, Discount Rate [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business combination, measurement input									11.0
Measurement Input, Discount Rate [Member] | Back Log [Member]
Business Acquisition [Line Items]
Business combination, measurement input									11.0
Measurement Input Obsolescence Rate [Member] | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Business combination, measurement input									40.3
UIS Agency, LLC [Member]
Business Acquisition [Line Items]
Total purchase price						$ 883,334
Purchase price paid in cash						601,696
Shares issued during acquisition, value						200,000
Cash			500,000	$ 500,000	$ 500,000
Earn-out liability												0
Goodwill						716,462					$ 716,462
Acquisition costs						33,344
Revenue from acquired entity											337,000
UIS Agency, LLC [Member] | Minimum [Member]
Business Acquisition [Line Items]
Earn-out liability						$ 450,000					$ 450,000
JP Kush And Associates Inc [Member]
Business Acquisition [Line Items]
Total purchase price		$ 3,644,166
Purchase price paid in cash		1,900,000
Shares issued during acquisition, value		50,000					$ 50,000
Earn-out liability									$ 2,029,541			1,689,733
Goodwill		1,288,552												$ 1,288,552
Acquisition costs		$ 58,092
Revenue from acquired entity										$ 500,000			1,141,047
Shares issued upon termination of employee										$ 219,097			$ 500,000
Stock Issued During Period, Shares, Acquisitions | shares							14,925	14,925
Medigap Healthcare Insurance Company [Member]
Business Acquisition [Line Items]
Total purchase price	$ 20,096,250
Purchase price paid in cash	$ 18,138,750
Goodwill									19,199,008
Acquisition costs									$ 94,065
Revenue from acquired entity												1,177,000
Shares issued upon termination of employee												$ 148,000
Stock Issued During Period, Shares, Acquisitions | shares	606,037